Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued liabilities [Abstract]
Accrued professional fees	$ 1,695	$ 0
Accrued sales tax	1,233	0
Accrued payroll and benefits	994	85
Accrued trade promotions	357	0
Accrued dividends	256	0
Accrued interest	109	0
Other	77	0
Total accrued liabilities	4,721	85
Taxes Payable [Abstract]
Sales and Excise Tax Payable	$ 1,200	0
Previously Reported [Member]
Taxes Payable [Abstract]
Sales and Excise Tax Payable		$ 700